Summary of significant accounting policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2019 USD ($) $ / shares	Jan. 31, 2018 USD ($)	Jul. 31, 2019 USD ($)	Jul. 22, 2019 USD ($)
Schedule Of Components Of Other Revenues [Line Items]
Revenue from Contract with Customer	$ 91,968	$ 73,406	$ 99,889	$ 79,834
Capitalized contract cost, amortization	1,465	1,179	1,640	$ 1,389
Capitalized contract cost, amortization period				3 years
Allowance for doubtful accounts			517	$ 542
Capitalized computer software net	8,501		$ 7,816	6,715
Number of operating segment			1
Dividend yield | $ / shares			$ 0.00
Deferred offering costs	56				$ 6,084	$ 6,084
Junior Preferred and Redeemable Preferred [Member]
Schedule Of Components Of Other Revenues [Line Items]
Redeemable preferred stock, redemption price per share | $ / shares			$ 1.00
Phreesia Platform Software [Member]
Schedule Of Components Of Other Revenues [Line Items]
Capitalized cost of computer software	4,329	3,744	$ 5,109	5,375
Capitalized computed software amortization	3,645	2,912	4,009	2,808
Capitalized computer software net	8,501		$ 7,816	6,715
Computer Software [Member]
Schedule Of Components Of Other Revenues [Line Items]
Intangible asset, estimated useful life			3 years
Minimum [Member]
Schedule Of Components Of Other Revenues [Line Items]
Property and equipment Useful Life			3 years
Maximum [Member]
Schedule Of Components Of Other Revenues [Line Items]
Property and equipment Useful Life			6 years
Other Assets [Member]
Schedule Of Components Of Other Revenues [Line Items]
Deferred offering costs			$ 540
Selling and Marketing Expense [Member]
Schedule Of Components Of Other Revenues [Line Items]
Capitalized contract cost, amortization	$ 1,465	$ 1,179	1,640	1,389
Advertising expense			$ 134	17
Subscription and Related Services [Member]
Schedule Of Components Of Other Revenues [Line Items]
Subscription fees, percentage generated from base package and add-ons			95.00%
Subscription and Related Services [Member] | Onsite Kiosks [Member]
Schedule Of Components Of Other Revenues [Line Items]
Revenue from Contract with Customer			$ 4,749	$ 3,544